RECLAMATION PROVISION (Details) (USD $)			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Goldex mine
Environmental remediation liability
Environmental remediation			$ 2,500,000
Environmental remediation liability			20,100,000
Environmental remediation liability, current	$ 14,158,000	$ 16,816,000	$ 9,500,000